GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expense [Abstract]
Compensation and benefits	$ 2,007,346	$ 1,918,482
Corporate administration	1,097,024	1,123,782
Professional fees	585,895	877,760
Listing and filing fees	195,395	323,251
Total general and administrative expenses	$ 3,885,660	$ 4,243,275